OTHER LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Loans Payable [Abstract]
Schedule of Other Long-Term Debt

A.Composition:

	As of December 31,
	2019	2018
Long-term JPY bank loan - principal amount, see B and C below	$101,365	$100,118
Capital leases - see D below	60,277	47,195
Operating leases – see E below	17,828	--
Less - current maturities of long-term debt	(28,201)	(10,814)
	$151,269	$136,499

Schedule of Repayment of Loans

B.Composition by Repayment Schedule of Loans:

	As of December 31, 2019
	Interest rate	2020	2021	2022	2023	2024 and on	Total
In JPY	1.95%	$--	$22,526	$22,526	$22,526	$33,787	$101,365
Total outstanding principal		$--	$22,526	$22,526	$22,526	$33,787	$101,365

	As of December 31, 2018
	Interest rate	2019	2020	2021	2022	2023 and on	Total
In JPY	1.95%	$--	$--	$22,248	$22,248	$55,622	$100,118
Total outstanding principal		$--	$--	$22,248	$22,248	$55,622	$100,118

Schedule of Maturity of Capital Leases liabilities	The following presents the maturity of capital lease liabilities as of December 31, 2019:
Fiscal Year
2020	$21,070
2021	16,332
2022	14,386
2023	7,684
2024	805
Total	$60,277

Schedule of Composition of Operating Leases

The following presents the composition of operating lease:

	Classification in Consolidated Balance Sheets	December 31, 2019
Right of use - assets under operating leases	Deferred tax and other long-term assets, net	$17,828
Lease liabilities:
Current operating leases liabilities	Current maturities of long-term debt	$7,131
Long-term operating lease liabilities	Other long-term debt	10,697
Total operating lease liabilities		$17,828

Weighted average remaining lease term (years)		4.9
Weighted average discount rate		1.95%

Schedule of Maturity of Operating Leases liabilities

The following presents the maturity of operating lease liabilities as of December 31, 2019:

Fiscal Year
2020	$7,131
2021	6,304
2022	2,064
2023	645
2024	645
Thereafter	1,667
Total	18,456
Less – imputed interest	(628)
Total	$17,828